Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 23. Subsequent events

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the SEC. Based on the Company’s evaluation, no other event has occurred requiring adjustment or disclosure in the notes to the consolidated financial statements, except the following:

On July 6, 2026, the Company effectuated a 1-for-200 consolidation of all of its authorized and issued Class A ordinary shares and Class B ordinary shares.

On July 20, 2026, the Company entered into a securities purchase agreement with Kerui Enterprise Limited for the private placement of 40,000 Class B ordinary shares at a purchase price of $2.58 per share. The transaction closed on July 22, 2026, generating gross proceeds of $103,200, which the Company used for  general corporate purposes, including working capital.

On September 8, 2026, the Company held an extraordinary meeting of its shareholders (the “Meeting”). The Meeting was adjourned to September 15, 2026 due to lack of quorum in accordance with its then effective sixth (6th) amended and restated memorandum and articles of association. At the adjourned Meeting, the shareholders present in person and represented by proxy constituted quorum, and the shareholders approved and adopted the following resolutions:

Proposal	No. 1.	to increase, by ordinary resolution, the authorized share capital of the Company from: US$350,000 divided into 1,046,875 class A ordinary shares of par value of US$0.32 each and 46,875 class B ordinary shares of par value of US$0.32 each, to: US$2,720,000,000 divided into 8,000,000,000 class A ordinary shares of par value of US$0.32 each and 500,000,000 class B ordinary shares of par value of US$0.32 each (the “Share Capital Increase”);

Proposal	No. 2.	to adopt, by special resolution and subject to and immediately following the Share Capital Increase being effected, by the Company the seventh (7th) amended and restated memorandum and articles of association substantially in the form attached as Exhibit A to the Meeting Notice, to (i) reflect the Share Capital Increase, (ii) amend Article 11.1(b), and (iii) incorporate certain housekeeping changes;

Proposal	No. 3.	to reduce, by special resolution, subject to and immediately following the Share Capital Increase being effected and further subject to compliance with all further applicable requirements under sections 14, 14A and 14B of the Companies Act (Revised) of the Cayman Islands, the par value of each authorized Ordinary Share of the Company from US$0.32 to US$0.0001 through certain specific steps described in further detail in the Explanatory Statement accompanying the Notice of this Meeting and to authorize the board of directors of the Company (the “Board of Directors”) to take all actions necessary or advisable to effect such change (the “Share Capital Reorganization”);

Proposal	No. 4.	to adopt, by special resolution and subject to and immediately following the Share Capital Reorganization being effected, by the Company an amended and restated memorandum and articles of association in substitution for, and to the entire exclusion of, the Company’s then existing memorandum and articles of association, to reflect the Share Capital Reorganization;

Proposal	No. 5.	to adopt, by special resolution and subject to all necessary governmental and regulatory consents: (a) the deregistration of the Company as an exempted company under the laws of the Cayman Islands and the continuation of the Company into the British Virgin Islands as a BVI business company under the laws of the BVI (“Migration”), and the authorization to any director of the Company (a “Director”) to sign (i) the voluntary declaration for and on behalf of the Company (which shall also be sworn by a Director) including a statement of the Company’s assets and liabilities as required by the Companies Act (Revised) of the Cayman Islands; (ii) as the Company has no secured creditors, an undertaking that the Company has no secured creditors; (iii) a notice of the Company’s proposed registered office address in the British Virgin Islands, each in connection with the Company’s application to the Registrar of Companies of the Cayman Islands for the Migration; (b) the adoption, conditional upon and with immediate effect from the Migration, of a memorandum and articles of association compliant with the laws of the BVI (“BVI MAA”), substantially in the form attached as Exhibit B to Meeting Notice, in substitution and replacement in their entirety of the Company’s then existing amended and restated memorandum and articles of association; and (c) the authorization of the Board of Directors and any Director or officer of the Company to take all actions, execute all documents and make all filings as they may deem necessary or desirable to effect the Migration, including without limitation, finalizing and making any changes to the BVI MAA as may be necessary to effect the Migration.

Proposal	No. 6.	to ratify, by ordinary resolution, the appointment of Enrome LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2026; and

Proposal	No. 7.	to adjourn the Meeting, by ordinary resolution, to a later date or dates or sine die, if necessary.

The sales agreement dated March 12, 2026 (the “Sales Agreement”) by and between the Company AC Sunshine Securities LLC (the “Salves Agent”) has been terminated, effective as of September 19, 2026. During the term of the Sales Agreement, the Company sold an aggregate of 196,246,521 Class A Ordinary Shares, on a pre-share consolidation basis, or approximately 981,261 Class A Ordinary Shares on a post-share consolidation basis retroactively adjusted to reflect the 1-for-200 share consolidation effective July 6, 2026 and further giving effect to fractional share rounding treatment at the participant level. In connection with the ATM Offering, the Company has received approximately $21.15 million in net proceeds, and the Company has paid $2,138,887.26 for the Sales Agent’s compensation, execution and clearing with respect to such sales.